Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Components in Accumulated Other Comprehensive Income

The changes in the balances of Accumulated other comprehensive income by component are as follows:

(dollars in millions)	Foreign currency translation adjustments	Unrealized gain (loss) on cash flow hedges	Unrealized gain (loss) on marketable securities	Defined benefit pension and postretirement plans	Total
Balance at January 1, 2014	$853	$113	$117	$1,275	$2,358
Other comprehensive income (loss)	(288)	(89)	14	–	(363)
Amounts reclassified to net income	(911)	(108)	(19)	154	(884)

Net other comprehensive income (loss)	(1,199)	(197)	(5)	154	(1,247)

Balance at December 31, 2014	(346)	(84)	112	1,429	1,111
Other comprehensive loss	(208)	(1,063)	(5)	–	(1,276)
Amounts reclassified to net income	–	869	(6)	(148)	715

Net other comprehensive loss	(208)	(194)	(11)	(148)	(561)

Balance at December 31, 2015	(554)	(278)	101	1,281	550
Other comprehensive income (loss)	(159)	(225)	(13)	2,881	2,484
Amounts reclassified to net income	–	423	(42)	(742)	(361)

Net other comprehensive income (loss)	(159)	198	(55)	2,139	2,123

Balance at December 31, 2016	$(713)	$(80)	$46	$3,420	$2,673